Schedule of Investments (unaudited) March 31, 2019	BlackRock Enhanced International Dividend Trust (BGY) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 97.8%

Australia — 9.0%
Amcor Ltd.	2,960,763	$32,394,801
Ansell Ltd.	642,538	11,608,786
Sonic Healthcare Ltd.	960,811	16,768,531

		60,772,118

Canada — 10.7%
Rogers Communications, Inc., Class B	643,635	34,615,219
TELUS Corp.	1,017,097	37,644,043

		72,259,262

China — 1.5%
ANTA Sports Products Ltd.	1,507,600	10,277,297

Denmark — 2.9%
Novo Nordisk A/S, Class B	367,799	19,223,140

Finland — 3.6%
Kone OYJ, Class B	485,106	24,501,822

France — 4.9%
Sanofi	129,433	11,445,000
Schneider Electric SE	274,631	21,555,391

		33,000,391

Germany — 4.6%
Deutsche Post AG, Registered Shares	952,834	31,008,036

India — 1.6%
Hero MotoCorp Ltd.	258,655	9,531,660
Jasper Infotech Private Ltd., Series I, (Acquired 08/08/15, cost $3,948,600)(a)(b)	5,300	1,477,534

		11,009,194

Japan — 1.6%
Japan Tobacco, Inc.	421,300	10,434,679

Netherlands — 5.2%
Heineken NV	136,860	14,465,287
Koninklijke Philips NV	500,742	20,459,093

		34,924,380

Singapore — 4.4%
DBS Group Holdings Ltd.	829,900	15,491,633
United Overseas Bank Ltd.	772,900	14,420,306

		29,911,939

Sweden — 2.3%
Svenska Handelsbanken AB, Class A	1,471,323	15,534,217

Switzerland — 11.1%
Cie Financiere Richemont SA, Registered Shares	122,405	8,929,846
Nestle SA, Registered Shares	290,932	27,740,486
Novartis AG, Registered Shares	282,575	27,160,953

Security	Shares	Value

Switzerland (continued)
SGS SA, Registered Shares	4,257	$10,602,896

		74,434,181

Taiwan — 3.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	2,553,000	20,447,122

United Kingdom — 26.7%
AstraZeneca PLC	197,796	15,788,351
BAE Systems PLC	3,484,472	21,902,564
British American Tobacco PLC	737,034	30,747,440
Diageo PLC	465,385	19,044,503
GlaxoSmithKline PLC	1,291,186	26,825,399
Imperial Brands PLC	907,194	31,032,533
RELX PLC	450,469	9,628,594
Unilever PLC	433,115	24,931,221

		179,900,605

United States — 4.7%
3M Co.(c)(d)	95,531	19,849,431
Microsoft Corp.(c)(d)	98,435	11,609,424

		31,458,855

Total Common Stocks — 97.8% (Cost — $651,770,699)		659,097,238

Preferred Stock

China — 0.6%
Xiaoju Kuaizhi, Inc., Series A-17 (Acquired 07/28/15, cost $2,106,332)(a)(b)	76,800	3,548,160

Total Preferred Stocks — 0.6% (Cost — $2,106,332)		3,548,160

Total Long-Term Investments — 98.4% (Cost — $653,877,031)		662,645,398

Short-Term Securities — 0.7%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.37%(e)(f)	4,854,209	4,854,209

Total Short-Term Securities — 0.7% (Cost — $4,854,209)		4,854,209

Total Investments Before Options Written — 99.1% (Cost — $658,731,240)		667,499,607

1

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Enhanced International Dividend Trust (BGY) (Percentages shown are based on Net Assets)

Value

Options Written — (1.2)% (Premiums Received — $4,657,203)	$(8,014,454)

Total Investments, Net of Options Written — 97.9% (Cost — $654,074,037)	659,485,153

Value

Other Assets Less Liabilities — 2.1%	$14,257,060

Net Assets — 100.0%	$673,742,213

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)

Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of of $5,025,694, representing 0.7% of its net assets as of period end, and an original cost of $6,054,932.

(c)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(d)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(e)	Annualized 7-day yield as of period end.
(f)

During the period ended March 31, 2019, investments in issuers considered to be affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/18	Net Activity	Shares Held at 03/31/19	Value at 03/31/19	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	25,489,943	(20,635,734)	4,854,209	$4,854,209	$57,939	$—	$—

(a)	Includes net capital gain distributions, if applicable.

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Currency Abbreviations

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

JPY — Japanese Yen

SEK — Swedish Krona

SGD — Singapore Dollar

USD — United States Dollar

Portfolio Abbreviations

ADR American Depositary Receipts

2

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Enhanced International Dividend Trust (BGY)

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
3M Co.	45	04/12/19	USD	205.00	USD	935	$(20,362)
Microsoft Corp.	93	04/12/19	USD	113.00	USD	1,097	(49,058)
3M Co.	30	04/18/19	USD	210.00	USD	623	(6,765)
Microsoft Corp.	73	04/18/19	USD	110.00	USD	861	(60,590)
Rogers Communications, Inc., Class B	404	04/18/19	CAD	74.00	CAD	2,904	(8,163)
Rogers Communications, Inc., Class B	591	04/18/19	CAD	72.00	CAD	4,248	(43,119)
TELUS Corp.	571	04/18/19	CAD	48.00	CAD	2,824	(71,356)
3M Co.	89	04/26/19	USD	212.50	USD	1,849	(26,433)
Microsoft Corp.	73	04/26/19	USD	111.00	USD	861	(59,313)
3M Co.	88	05/03/19	USD	210.00	USD	1,828	(40,040)
Microsoft Corp.	64	05/03/19	USD	120.00	USD	755	(16,000)
Microsoft Corp.	77	05/03/19	USD	117.21	USD	908	(29,451)
Microsoft Corp.	69	05/10/19	USD	118.25	USD	814	(24,955)
3M Co.	177	05/17/19	USD	220.00	USD	3,678	(29,647)
Microsoft Corp.	64	05/17/19	USD	120.00	USD	755	(18,272)
Microsoft Corp.	78	05/17/19	USD	117.21	USD	920	(30,934)
TELUS Corp.	571	05/17/19	CAD	48.00	CAD	2,824	(85,243)

							$(619,701)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
ANTA Sports Products Ltd.	Goldman Sachs International	149,000	04/03/19	HKD	45.33	HKD	7,973	$(157,705)
ANTA Sports Products Ltd.	JPMorgan Chase Bank N.A.	193,000	04/03/19	HKD	43.31	HKD	10,327	(253,079)
Amcor Ltd.	JPMorgan Chase Bank N.A.	185,000	04/03/19	AUD	14.81	AUD	2,851	(79,819)
AstraZeneca PLC	Goldman Sachs International	81,000	04/03/19	GBP	62.20	GBP	4,964	(37,457)
Cie Financiere Richemont SA, Registered Shares	Goldman Sachs International	55,000	04/03/19	CHF	73.80	CHF	3,995	(20,568)
DBS Group Holdings Ltd.	JPMorgan Chase Bank N.A.	60,000	04/03/19	SGD	25.47	SGD	1,518	(5,819)
Diageo PLC	UBS AG	77,800	04/03/19	GBP	30.83	GBP	2,444	(65,959)
Imperial Brands PLC	Goldman Sachs International	86,300	04/03/19	GBP	26.60	GBP	2,266	(19,108)
Nestle SA, Registered Shares	Goldman Sachs International	34,500	04/03/19	CHF	88.94	CHF	3,276	(209,417)
Novo Nordisk A/S, Class B	Goldman Sachs International	58,100	04/03/19	DKK	328.64	DKK	20,210	(169,433)
RELX PLC	Morgan Stanley & Co. International PLC	69,000	04/03/19	EUR	19.98	EUR	1,314	(210)
Rogers Communications, Inc., Class B	Citibank N.A.	22,100	04/03/19	CAD	73.66	CAD	1,588	(700)
Schneider Electric SE	Bank of America N.A.	37,100	04/03/19	EUR	64.74	EUR	2,596	(218,746)
United Overseas Bank Ltd.	JPMorgan Chase Bank N.A.	118,400	04/03/19	SGD	26.22	SGD	2,994	(1,072)
GlaxoSmithKline PLC	Goldman Sachs International	286,000	04/04/19	GBP	15.93	GBP	4,562	(64,089)
BAE Systems PLC	Goldman Sachs International	228,500	04/05/19	GBP	5.30	GBP	1,104	(8,994)
DBS Group Holdings Ltd.	JPMorgan Chase Bank N.A.	252,400	04/09/19	SGD	25.50	SGD	6,386	(41,377)
Imperial Brands PLC	Goldman Sachs International	92,000	04/09/19	GBP	25.73	GBP	2,416	(89,402)
Novo Nordisk A/S, Class B	Goldman Sachs International	22,400	04/09/19	DKK	334.75	DKK	7,792	(46,445)
RELX PLC	Goldman Sachs International	93,100	04/09/19	EUR	20.59	EUR	1,774	(1,306)
Schneider Electric SE	Deutsche Bank AG	21,100	04/09/19	EUR	70.03	EUR	1,476	(30,297)

3

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Enhanced International Dividend Trust (BGY)

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Sonic Healthcare Ltd.	JPMorgan Chase Bank N.A.	52,000	04/09/19	AUD	24.24	AUD	1,278	$(17,352)
Svenska Handelsbanken AB, Class A	Deutsche Bank AG	210,800	04/09/19	SEK	105.93	SEK	20,692	(1,063)
Ansell Ltd.	UBS AG	52,600	04/10/19	AUD	25.32	AUD	1,338	(15,810)
BAE Systems PLC	Goldman Sachs International	228,400	04/10/19	GBP	5.19	GBP	1,103	(23,643)
British American Tobacco PLC	Goldman Sachs International	64,700	04/10/19	GBP	31.42	GBP	2,072	(91,484)
Diageo PLC	Goldman Sachs International	33,700	04/10/19	GBP	30.30	GBP	1,059	(52,207)
GlaxoSmithKline PLC	UBS AG	34,800	04/10/19	GBP	15.75	GBP	555	(15,454)
Koninklijke Philips NV	Goldman Sachs International	40,000	04/10/19	EUR	36.69	EUR	1,457	(17,999)
Novartis AG, Registered Shares	Morgan Stanley & Co. International PLC	10,300	04/10/19	CHF	91.09	CHF	986	(49,516)
Rogers Communications, Inc., Class B	Goldman Sachs International	36,500	04/10/19	CAD	72.05	CAD	2,623	(19,676)
Schneider Electric SE	Goldman Sachs International	21,100	04/10/19	EUR	70.77	EUR	1,476	(23,213)
TELUS Corp.	Morgan Stanley & Co. International PLC	31,200	04/10/19	CAD	47.60	CAD	1,149	(45,029)
Unilever PLC	UBS AG	7,200	04/10/19	GBP	42.11	GBP	318	(20,885)
ANTA Sports Products Ltd.	Goldman Sachs International	277,000	04/11/19	HKD	50.73	HKD	14,822	(120,989)
Amcor Ltd.	Morgan Stanley & Co. International PLC	185,000	04/11/19	AUD	14.82	AUD	2,851	(81,160)
Japan Tobacco, Inc.	Goldman Sachs International	51,700	04/11/19	JPY	2,845.05	JPY	141,918	(2,908)
Kone OYJ, Class B	Goldman Sachs International	62,600	04/11/19	EUR	44.07	EUR	2,819	(90,441)
Taiwan Semiconductor Manufacturing Co. Ltd.	Citibank N.A.	118,000	04/11/19	USD	237.66	USD	29,127	(32,356)
British American Tobacco PLC	UBS AG	90,800	04/16/19	GBP	29.20	GBP	2,908	(349,858)
Amcor Ltd.	Morgan Stanley & Co. International PLC	318,000	04/17/19	AUD	15.17	AUD	4,900	(79,152)
Ansell Ltd.	Morgan Stanley & Co. International PLC	91,800	04/17/19	AUD	25.27	AUD	2,335	(35,430)
AstraZeneca PLC	Goldman Sachs International	8,000	04/17/19	GBP	64.59	GBP	490	(2,913)
Deutsche Post AG, Registered Shares	Goldman Sachs International	100,100	04/17/19	EUR	27.59	EUR	2,904	(175,795)
Heineken NV	Goldman Sachs International	22,300	04/17/19	EUR	90.72	EUR	2,101	(102,059)
Novartis AG	UBS AG	63,500	04/17/19	CHF	89.81	CHF	6,078	(389,702)
Novo Nordisk A/S, Class B	Goldman Sachs International	41,000	04/17/19	DKK	328.10	DKK	14,262	(127,528)
SGS SA	Citibank N.A.	1,000	04/17/19	CHF	2,538.00	CHF	2,480	(19,404)
Taiwan Semiconductor Manufacturing Co. Ltd.	Citibank N.A.	118,000	04/17/19	USD	237.66	USD	29,127	(34,021)
Unilever PLC	Goldman Sachs International	59,400	04/17/19	GBP	40.66	GBP	2,625	(282,935)
United Overseas Bank Ltd.	Morgan Stanley & Co. International PLC	118,400	04/17/19	SGD	26.07	SGD	2,994	(12,806)
BAE Systems PLC	Goldman Sachs International	316,000	04/23/19	GBP	4.87	GBP	1,526	(52,942)
British American Tobacco PLC	Goldman Sachs International	64,700	04/23/19	GBP	32.80	GBP	2,072	(57,066)
DBS Group Holdings Ltd.	JPMorgan Chase Bank N.A.	61,000	04/23/19	SGD	25.48	SGD	1,543	(16,206)
Diageo PLC	Goldman Sachs International	33,700	04/23/19	GBP	30.31	GBP	1,059	(56,108)
Schneider Electric SE	Goldman Sachs International	18,500	04/23/19	EUR	70.96	EUR	1,294	(30,048)
Amcor Ltd.	Morgan Stanley & Co. International PLC	247,700	04/24/19	AUD	14.90	AUD	3,817	(103,046)

4

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Enhanced International Dividend Trust (BGY)

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Diageo PLC	Morgan Stanley & Co. International PLC	20,600	04/24/19	GBP	30.66	GBP	647	$(26,852)
Kone OYJ, Class B	Goldman Sachs International	55,900	04/24/19	EUR	44.79	EUR	2,517	(68,845)
Sanofi	Goldman Sachs International	29,150	04/24/19	EUR	78.72	EUR	2,298	(47,139)
Sonic Healthcare Ltd.	Goldman Sachs International	89,000	04/24/19	AUD	24.87	AUD	2,188	(15,927)
TELUS Corp.	Citibank N.A.	24,900	04/24/19	CAD	47.27	CAD	917	(47,864)
ANTA Sports Products Ltd.	Morgan Stanley & Co. International PLC	406,000	04/25/19	HKD	53.03	HKD	21,725	(123,281)
Deutsche Post AG, Registered Shares	Goldman Sachs International	107,000	04/25/19	EUR	29.14	EUR	3,104	(70,616)
GlaxoSmithKline PLC	Goldman Sachs International	260,300	04/25/19	GBP	15.74	GBP	4,152	(150,730)
Svenska Handelsbanken AB, Class A	Credit Suisse International	451,200	04/25/19	SEK	102.80	SEK	44,290	(37,513)
Unilever PLC	Credit Suisse International	128,400	04/25/19	GBP	44.41	GBP	5,675	(159,910)
Imperial Brands PLC	Goldman Sachs International	125,700	04/26/19	GBP	26.87	GBP	3,301	(59,908)
TELUS Corp.	Citibank N.A.	24,900	04/29/19	CAD	47.75	CAD	917	(41,153)
British American Tobacco PLC	Goldman Sachs International	37,800	04/30/19	GBP	31.48	GBP	1,211	(72,597)
Deutsche Post AG, Registered Shares	UBS AG	150,500	04/30/19	EUR	29.30	EUR	4,366	(97,238)
Taiwan Semiconductor Manufacturing Co. Ltd.	Goldman Sachs International	494,400	04/30/19	USD	236.85	USD	122,038	(165,490)
United Overseas Bank Ltd.	JPMorgan Chase Bank N.A.	111,000	04/30/19	SGD	25.26	SGD	2,807	(47,846)
Ansell Ltd.	JPMorgan Chase Bank N.A.	43,400	05/01/19	AUD	25.15	AUD	1,104	(23,317)
Novo Nordisk A/S, Class B	Goldman Sachs International	26,900	05/01/19	DKK	349.11	DKK	9,357	(34,901)
Amcor Ltd.	UBS AG	396,600	05/02/19	AUD	15.03	AUD	6,112	(141,930)
Diageo PLC - ADR	Morgan Stanley & Co. International PLC	32,600	05/02/19	GBP	30.90	GBP	1,024	(38,157)
Imperial Brands PLC	Morgan Stanley & Co. International PLC	13,500	05/02/19	GBP	26.65	GBP	355	(9,553)
Sonic Healthcare Ltd.	Morgan Stanley & Co. International PLC	120,600	05/02/19	AUD	24.72	AUD	2,964	(36,682)
TELUS Corp.	Royal Bank of Canada	53,500	05/06/19	CAD	47.20	CAD	1,971	(100,643)
Ansell Ltd.	Goldman Sachs International	43,400	05/07/19	AUD	25.49	AUD	1,104	(19,026)
BAE Systems PLC	Goldman Sachs International	435,600	05/07/19	GBP	4.77	GBP	2,104	(72,937)
Nestle SA, Registered Shares	Morgan Stanley & Co. International PLC	45,600	05/07/19	CHF	95.44	CHF	4,330	(30,996)
SGS SA	Goldman Sachs International	1,000	05/07/19	CHF	2,593.68	CHF	2,480	(17,044)
Sanofi	Morgan Stanley & Co. International PLC	29,150	05/07/19	EUR	78.72	EUR	2,298	(58,507)
Schneider Electric SE	Goldman Sachs International	25,700	05/07/19	EUR	69.41	EUR	1,798	(46,894)
Taiwan Semiconductor Manufacturing Co. Ltd.	JPMorgan Chase Bank N.A.	494,000	05/07/19	USD	244.11	USD	121,939	(98,726)
Deutsche Post AG, Registered Shares	UBS AG	89,700	05/08/19	EUR	28.93	EUR	2,602	(89,579)
Diageo PLC	Morgan Stanley & Co. International PLC	5,000	05/08/19	GBP	31.46	GBP	157	(4,144)
Heineken NV	Goldman Sachs International	45,000	05/08/19	EUR	94.54	EUR	4,240	(85,631)
Kone OYJ, Class B	Goldman Sachs International	65,150	05/08/19	EUR	44.63	EUR	2,934	(113,700)
Novartis AG, Registered Shares	UBS AG	53,400	05/08/19	CHF	94.79	CHF	5,111	(134,109)

5

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Enhanced International Dividend Trust (BGY)

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
RELX PLC	Goldman Sachs International	40,700	05/08/19	EUR	19.27	EUR	775	$(16,577)
Sonic Healthcare Ltd.	UBS AG	95,000	05/08/19	AUD	24.42	AUD	2,335	(41,575)
Japan Tobacco, Inc.	UBS AG	44,000	05/09/19	JPY	2,909.75	JPY	120,781	(3,754)
Koninklijke Philips NV	Credit Suisse International	68,700	05/09/19	EUR	36.26	EUR	2,502	(87,366)
Koninklijke Philips NV	Morgan Stanley & Co. International PLC	82,000	05/09/19	EUR	37.20	EUR	2,986	(62,484)
TELUS Corp.	Morgan Stanley & Co. International PLC	75,400	05/10/19	CAD	49.50	CAD	2,778	(44,726)
TELUS Corp.	Goldman Sachs International	62,200	05/13/19	CAD	48.56	CAD	2,291	(72,148)
Diageo PLC	Morgan Stanley & Co. International PLC	6,100	05/14/19	GBP	31.63	GBP	192	(4,438)
Kone OYJ, Class B	UBS AG	34,600	05/14/19	EUR	45.55	EUR	1,558	(42,795)
Novo Nordisk A/S, Class B	Goldman Sachs International	17,100	05/14/19	DKK	352.77	DKK	5,948	(22,244)
BAE Systems PLC	UBS AG	129,100	05/15/19	GBP	4.95	GBP	624	(10,511)
Japan Tobacco, Inc.	Citibank N.A.	51,700	05/15/19	JPY	2,835.66	JPY	141,918	(13,259)
Koninklijke Philips NV	Morgan Stanley & Co. International PLC	34,600	05/15/19	EUR	36.28	EUR	1,260	(32,212)
Nestle SA, Registered Shares	UBS AG	57,100	05/15/19	CHF	94.72	CHF	5,422	(59,563)
Sonic Healthcare Ltd.	UBS AG	75,800	05/15/19	AUD	24.53	AUD	1,863	(32,047)
Rogers Communications, Inc., Class B	Morgan Stanley & Co. International PLC	131,500	05/17/19	CAD	72.68	CAD	9,451	(129,505)
Ansell Ltd.	UBS AG	58,000	05/21/19	AUD	25.82	AUD	1,476	(22,746)
BAE Systems PLC	Credit Suisse International	230,400	05/22/19	GBP	4.63	GBP	1,113	(70,150)
TELUS Corp.	Goldman Sachs International	35,600	05/24/19	CAD	48.70	CAD	1,312	(42,540)
TELUS Corp.	Royal Bank of Canada	35,700	05/29/19	CAD	49.60	CAD	1,315	(25,522)

								$(7,394,753)

6

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Enhanced International Dividend Trust (BGY)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Australia	$—	$60,772,118	$—	$60,772,118
Canada	72,259,262	—	—	72,259,262
China	—	10,277,297	—	10,277,297
Denmark	—	19,223,140	—	19,223,140
Finland	—	24,501,822	—	24,501,822
France	—	33,000,391	—	33,000,391
Germany	—	31,008,036	—	31,008,036
India	—	9,531,660	1,477,534	11,009,194
Japan	—	10,434,679	—	10,434,679
Netherlands	—	34,924,380	—	34,924,380
Singapore	—	29,911,939	—	29,911,939
Sweden	—	15,534,217	—	15,534,217
Switzerland	—	74,434,181	—	74,434,181
Taiwan	—	20,447,122	—	20,447,122
United Kingdom	—	179,900,605	—	179,900,605
United States	31,458,855	—	—	31,458,855
Preferred Stock	—	—	3,548,160	3,548,160
Short-Term Securities	4,854,209	—	—	4,854,209

	$108,572,326	$553,901,587	$5,025,694	$667,499,607

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Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Enhanced International Dividend Trust (BGY)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Liabilities:
Equity contracts	$(534,361)	$(7,480,093)	$—	$(8,014,454)

(a)	Derivative financial instruments are options written, which are shown at value.

During the period ended March 31, 2019, there were no transfers between Level 1 and Level 2.

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